DECOMMISSIONING LIABILITIES - Disclosure of Detailed Information About Decommissioning Liability (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Decommissioning Liabilities [Line Items]
Beginning decommissioning liabilities	$ 149,017	$ 153,607
Transfer to liability held-for-sale		(7,118)
Change in rehabilitation provision	(5,549)	(2,409)
Reclamation costs incurred	(275)	(2,958)
Accretion expense	8,325	6,102
Foreign exchange gain		1,793
Other	46
Ending decommissioning liabilities	151,564	149,017
Mexico - San Dimas [Member]
Decommissioning Liabilities [Line Items]
Beginning decommissioning liabilities	15,423	15,529
Transfer to liability held-for-sale		0
Change in rehabilitation provision	(2,687)	(1,800)
Reclamation costs incurred	0	0
Accretion expense	1,467	1,190
Foreign exchange gain		504
Other	0
Ending decommissioning liabilities	14,203	15,423
Mexico - Santa Elena [Member]
Decommissioning Liabilities [Line Items]
Beginning decommissioning liabilities	10,839	8,441
Transfer to liability held-for-sale		0
Change in rehabilitation provision	816	1,518
Reclamation costs incurred	0	(31)
Accretion expense	1,032	650
Foreign exchange gain		261
Other	0
Ending decommissioning liabilities	12,687	10,839
Mexico - La Encantada [Member]
Decommissioning Liabilities [Line Items]
Beginning decommissioning liabilities	11,306	10,995
Transfer to liability held-for-sale		0
Change in rehabilitation provision	(634)	(879)
Reclamation costs incurred	0	0
Accretion expense	1,076	848
Foreign exchange gain		342
Other	0
Ending decommissioning liabilities	11,748	11,306
Jerritt Canyon [Member]
Decommissioning Liabilities [Line Items]
Beginning decommissioning liabilities	100,979	100,390
Transfer to liability held-for-sale		0
Change in rehabilitation provision	3,183	1,240
Reclamation costs incurred	(270)	(2,704)
Accretion expense	3,796	2,053
Foreign exchange gain		0
Other	0
Ending decommissioning liabilities	101,322	100,979
Non-Operating Properties [Member]
Decommissioning Liabilities [Line Items]
Beginning decommissioning liabilities	10,470	18,252
Transfer to liability held-for-sale		(7,118)
Change in rehabilitation provision	(139)	(2,488)
Reclamation costs incurred	(5)	(223)
Accretion expense	954	1,361
Foreign exchange gain		686
Other	46
Ending decommissioning liabilities	$ 11,604	$ 10,470